OTHER NON-CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
OTHER NON-CURRENT ASSETS
Long-term rental deposits	¥ 152,279		¥ 69,046
Prepayments for property, equipment and software	37,889		12,991
Prepayment for business combination	12,978
Others	34,940		7,306
Total	¥ 238,086	$ 34,044	¥ 89,343